Expense Example	Sep. 04, 2026 USD ($)
Unlimited Dynamic Leverage Gold ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 106
Expense Example, with Redemption, 3 Years	331
Unlimited Dynamic Leverage Bitcoin ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Unlimited Dynamic Leverage Oil ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Unlimited Dynamic Leverage US Stocks ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Unlimited Dynamic Leverage US Treasuries ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	$ 167